Share-based compensation - Weighted average assumptions (Details)	12 Months Ended
Dec. 31, 2021 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option award fair value (in dollars per share) | $ / shares	$ 5.34
Risk free interest rate	0.73%
Expected lives (years) | yr	6.5
Expected volatility	19.30%
Dividend yield	0.00%